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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [_];  Amendment Number: ________
    This Amendment (Check only one.):  [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Susquehanna Bancshares, Inc.
Address:   26 North Cedar Street
           Lititz, PA 17543

Form 13F File Number: 28-06587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernard A. Francis, Jr.
Title:     Senior Vice President
Phone:     610-687-6800

Signature, Place, and Date of Signing:

  /s/ Bernard A. Francis, Jr.         Valley Forge, PA        August 6, 2009
-------------------------------  --------------------------  ----------------
          [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number      Name
--------------------      --------------------------------------
28-10422                  Susquehanna Trust & Investment Company
28-01484                  Stratton Management Company
28-03338                  Valley Forge Asset Management Corp.